UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6610

DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12/31/04

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FORM N-Q

Item 1.	Schedule of Investments.

Dreyfus California Intermediate Municipal Bond Fund
Statement of Investments
December 31, 2004 (Unaudited)
	Principal
Long-Term Municipal Investments--93.8%	Amount ($)	Value ($)

California--81.3%

ABAG Finance Authority, COP
(Episcopal Homes Foundation)
5.25%, 7/1/2010	3,500,000	3,681,405

Alameda Corridor Transportation Authority, Revenue
5.125%, 10/1/2016 (Insured; MBIA)	2,000,000	2,183,560

Alameda County, COP
5.375%, 12/1/2012 (Insured; MBIA)	2,000,000	2,259,140

Alameda Unified School District (Alameda County)
Zero Coupon, 8/1/2018 (Insured; FSA)	2,000,000	1,073,300

Alta Loma School District
Zero Coupon, 8/1/2015 (Insured; FGIC)	1,000,000	636,340

Burbank, Wastewater Treatment Revenue:
5%, 6/1/2018 (Insured; AMBAC)	895,000	971,576
5%, 6/1/2019 (Insured; AMBAC)	945,000	1,020,439

California:
5%, 2/1/2020	5,000,000	5,305,100
GO 1.98%, 2/3/2005	3,250,000	3,249,935
Veterans 5.35%, 12/1/2016	2,000,000	2,117,960

California Department of Water Resources, Revenue:
(Central Valley Project):
5%, 12/1/2012 (Insured; FGIC)	1,000,000	1,117,420
5.50%, 12/1/2015	1,500,000	1,690,875
Water Systems 5.50%, 12/1/2015 (Insured; FGIC)	2,000,000	2,332,000
Power Supply 5.125%, 5/1/2019 (Insured; FGIC)	2,000,000	2,163,920

California Economic Recovery:
5%, 7/1/2008	3,000,000	3,243,570
5%, 7/1/2015 (Insured; MBIA)	2,000,000	2,217,660

California Educational Facilities Authority, Revenue
(Stanford University) 5.25%, 12/1/2013	2,250,000	2,580,480

California Health Facilities Financing Authority, Revenue:
(Downey Community Hospital) 5.625%, 5/15/2008	4,370,000	4,366,373
(Health Facility - Adventist Health Systems):
5%, 3/1/2017	870,000	908,045
5%, 3/1/2018	1,000,000	1,038,160

(Stanford Hospital and Clinics):
4%, 11/15/2008	1,000,000	1,042,230
5%, 11/15/2017	2,000,000	2,113,600

California Housing Finance Agency, Revenue
(Single Family Mortgage)
5.95%, 8/1/2014 (Insured; MBIA)	1,265,000	1,303,178

California Infrastructure & Economic Development Bank,
Revenue:
(Bay Area Toll Bridges - 1st Lien)
5.25%, 7/1/2017 (Insured; FSA)	2,000,000	2,213,880
(Workers Compensation Relief)
5%, 10/1/2015 (Insured; AMBAC)	2,000,000	2,197,440

California Pollution Control Financing Authority, PCR:
(Atlantic Richfield Project) 5%, 4/1/2008	2,850,000	3,082,560
(Southern California Edison Co.) 2%, 3/1/2006	3,500,000	3,464,825

California Public Works Board, LR
(Department of Mental Health - Coalinga) 5.50%, 6/1/2018	2,500,000	2,790,700

California Statewide Communities Development Authority:
Apartment Development Revenue
(Irvine Apartment Communities) 5.05%, 5/15/2008	2,000,000	2,099,340
COP, Revenue (Huntington Memorial Hospital)
5.50%, 7/1/2010 (Insured; Connie Lee)	2,000,000	2,132,340
MFHR (Equity Residential) 5.20%, 6/15/2009	2,000,000	2,138,860
Multifamily Revenue (Quail Ridge Apartments)
4.25%, 7/1/2012	1,000,000	1,005,110
Revenue (California Endowment) 5.25%, 7/1/2020	2,280,000	2,483,490

Carson Redevelopment Agency
(Area Number 1 - Tax Allocation)
5.50%, 10/1/2013 (Insured; MBIA)	1,000,000	1,149,970

Central Unified School District, COP
(Financing Project) 2%, 2/1/2006 (Insured; AMBAC)	1,000,000	997,660

Contra Costa Water Authority,
Water Treatment Revenue
5%, 10/1/2016 (Insured; FGIC)	1,000,000	1,081,590

Corona Redevelopment Agency, Tax Allocation
(Merged Downtown Amended) 5%, 9/1/2016 (Insured; FGIC)	1,000,000	1,089,090

Eastern Municipal Water District, Water & Sewer Revenue,
COP 5.375%, 7/1/2017 (Insured; FGIC)	2,000,000	2,205,340

El Segundo Unified School District
5.25%, 9/1/2017 (Insured; FGIC)	1,145,000	1,285,595

Elsinore Valley Municipal Water District, COP
5.375%, 7/1/2015 (Insured; FGIC)	1,000,000		1,140,440

Escondido Unified School District
5.25%, 8/1/2016 (Insured; FSA)	1,795,000		1,989,722

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue:
0/7.05%, 1/1/2010	2,000,000	a	2,377,580
5.25%, 1/15/2012 (Insured; MBIA)	4,550,000		5,037,988
5.125%, 1/15/2019 (Insured; MBIA)	2,000,000		2,161,760

Fountain Valley School District, COP
2.50%, 11/1/2006 (Insured; AMBAC)	2,000,000		2,002,680

Golden State Tobacco Securitization Corp.,
Tobacco Settlement Revenue
(Enhanced - Asset Backed) 5.75%, 6/1/2021	3,500,000		3,725,295

Lancaster Financing Authority, Tax Allocation Revenue
(Project Number 5 & 6 Redevelopment Projects)
5%, 2/1/2016 (Insured; MBIA)	1,065,000		1,174,109

Lincoln Special Tax,
Community Facilities District No. 2003 5.65%, 9/1/2019	1,250,000		1,274,475

Los Angeles City, Revenue (Harbor Department) 6%, 8/1/2014	6,500,000		6,870,695

Los Angeles Community College District
5.50%, 8/1/2016 (Insured; MBIA)	1,845,000		2,065,994

Los Angeles County Metropolitan Transportation Authority,
Sales Tax Revenue 5%, 7/1/2017 (Insured; FGIC)	1,450,000		1,563,825

Los Angeles Unified School District:
5.50%, 7/1/2012 (Insured; MBIA)	2,850,000		3,272,741
5.25%, 7/1/2014 (Insured; MBIA)	1,000,000		1,124,970
5.75%, 7/1/2015 (Insured; MBIA)	3,000,000		3,549,750

Marin Municipal Water District, COP (Financing Project)
5%, 7/1/2016 (Insured; AMBAC)	1,545,000		1,687,186

Metropolitan Water District of Southern California,
Waterworks Revenue
5.25%, 3/1/2015 (Prerefunded 3/1/2011)	3,000,000	b	3,413,010

Midpeninsula Regional Open Space District
Financing Authority, Revenue
Zero Coupon, 9/1/2015 (Insured; AMBAC)	2,825,000		1,790,344

Milpitas Redevelopment Agency, Tax Allocation
(Redevelopment Project Area Number 1):

5.25%, 9/1/2017 (Insured; MBIA)	2,000,000	2,214,660
5.25%, 9/1/2018 (Insured; MBIA)	1,000,000	1,103,450

Modesto Irrigation District, COP (Capital Improvements)
5.25%, 7/1/2016 (Insured; FSA)	1,370,000	1,506,110

Orange County Community Facilities District, Special Tax
(Number 03-1 Ladera Ranch):
3.60%, 8/15/2008	245,000	247,124
3.60%, 8/15/2009	320,000	318,870
4%, 8/15/2010	400,000	404,344
5.25%, 8/15/2019	1,100,000	1,130,250
5.30%, 8/15/2020	1,450,000	1,489,788

Oxnard Financing Authority, Wastewater Revenue
5%, 6/1/2016 (Insured; FGIC)	1,000,000	1,089,860

Pasadena Area Community College District,
Election of 2002 5%, 6/1/2017 (Insured; FGIC)	1,170,000	1,269,848

Pasadena Unified School District:
4%, 11/1/2006 (Insured; FGIC)	1,000,000	1,034,980
5%, 11/1/2013 (Insured; FGIC)	1,000,000	1,118,080

Pleasanton Joint Powers Financing Authority, Revenue
(Reassessment) 5%, 9/2/2011 (Insured; FSA)	2,000,000	2,227,040

Port Oakland, Revenue 5%, 11/1/2013 (Insured; MBIA)	1,000,000	1,085,180

Rancho Water District 5.50%, 8/1/2008 (Insured; FSA)	1,670,000	1,853,082

Riverside Improvement Board, Act 1915
(Canyon Springs Assessment):
4%, 9/2/2010	1,230,000	1,258,844
4.25%, 9/2/2011	1,000,000	1,031,660

Sacramento City Unified School District, Election of 1999
5.25%, 7/1/2020 (Insured; FSA)	2,435,000	2,669,417

Sacramento County, Special Tax
(Community Facilities District Number 1):
5.20%, 12/1/2007	1,110,000	1,171,006
5.40%, 12/1/2009	1,220,000	1,295,652

Sacramento County Sanitation District
Financing Authority, Revenue 5.50%, 12/1/2014	4,000,000	4,521,440

San Diego County, COP (Burnham Institute) 5.70%, 9/1/2011	3,700,000	3,987,379

San Diego Housing Authority, MFHR
(Island Village Apartments) 5.10%, 7/1/2012
(Collateralized; FHLMC)	1,215,000	1,303,877

San Diego Unified School District, Election of 1998
5.25%, 7/1/2016 (Insured; FSA)	1,465,000		1,654,351

San Mateo Redevelopment Agency (Tax Allocation)
5.10%, 8/1/2014	1,835,000		1,957,101

Santa Clara Unified School District 5.50%, 7/1/2016	1,870,000		2,092,904

South Orange County Public Financing Authority,
Special Tax Revenue (Foothill Area)
5.25%, 8/15/2017 (Insured; FGIC)	2,000,000		2,229,240

South Placer Wastewater Authority,
Wastewater Revenue 5.50%, 11/1/2015
(Insured; FGIC) (Prerefunded 11/1/2010)	1,000,000	b	1,153,130

Southeast Resource Recovery Facilities Authority, LR:
4%, 12/1/2007 (Insured; AMBAC)	1,000,000		1,049,550
5.25%, 12/1/2017 (Insured; AMBAC)	1,000,000		1,107,570

Tri-City Hospital District, Revenue
5.375%, 2/15/2007 (Insured; MBIA)	2,500,000		2,629,600

Truckee-Donner Public Utility District, COP:
4.50%, 1/1/2008 (Insured; ACA)	1,500,000		1,572,000
4.50%, 1/1/2009 (Insured; ACA)	1,685,000		1,775,046

U.S. Related--12.5%

Children's Trust Fund, Tobacco Settlement Revenue:
5.75%, 7/1/2013 (Prerefunded 7/1/2010)	1,000,000	b	1,136,040
5.75%, 7/1/2014 (Prerefunded 7/1/2010)	3,000,000	b	3,408,120

Guam, LOR (Section 30) 5.50%, 12/1/2010 (Insured; FSA)	3,000,000		3,413,340

Puerto Rico Commonwealth (Public Improvement):
5%, 7/1/2005	230,000		233,445
5.75%, 7/1/2008 (Insured; MBIA)	2,000,000		2,225,420
5.50%, 7/1/2013 (Insured; FSA)	2,000,000		2,313,380

Puerto Rico Electric Power Authority, Power Revenue
5.75%, 7/1/2016 (Insured; FSA) (Prerefunded 7/1/2010)	2,000,000	b	2,289,000

Puerto Rico Highway & Transportation Authority,
Highway Revenue 6.25%, 7/1/2016 (Insured; FSA)	3,000,000		3,696,990

Puerto Rico Industrial Tourist Educational,
Medical, & Environmental Control Facilities
Financing Authority, Industrial Revenue
(Guaynabo Warehouse) 4.35%, 7/1/2006	1,170,000		1,199,753

Puerto Rico Public Building Authority,
Government Facility Revenue 5.50%, 7/1/2016	1,500,000		1,710,990

Puerto Rico Public Finance Corp.
(Commonwealth Appropriation)
5.25%, 2/1/2012 (Insured; AMBAC)	1,500,000		1,665,465

Virgin Islands Public Finance Authority, Revenue:
5.625%, 10/1/2010	2,000,000		2,130,760
5.875%, 10/1/2018	1,000,000		1,037,980

Virgin Islands Water and Power Authority, Electric Systems
5.125%, 7/1/2011 (Insured; Radianassurance)	1,000,000		1,067,410

Total Long-Term Municipal Investments (cost $196,802,943)			206,337,146

Short-Term Municipal Investments--4.2%

California Department of Water Resources,
Power Supply Revenue, VRDN:
2.20%
(LOC; Bank of New York &
California State Teachers' Retirement)	1,600,000	c	1,600,000
2.25% (LOC; BNP Paribas)	2,000,000	c	2,000,000

California Economic Recovery, VRDN:
2.13% (LOC; BNP Paribas)	2,205,000	c	2,205,000
2.25%	2,500,000	c	2,500,000

California Statewide Communities Development Authority,
Revenue, VRDN (University Retirement) 2.21%
(Insured; Radianassurance)	1,000,000	c	1,000,000

Total Short-Term Municipal Investments (cost $9,305,000)			9,305,000

Total Investments (cost $206,107,943)	98.0%		215,642,146

Cash and Receivables (Net)	2.0%		4,429,029

Net Assets	100.0%		220,071,175

Notes to Statement of Investments:

(a) Zero coupon until a specified date, at which time the stated coupon becomes effective until maturity.
(b) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(c) Securities payable on demand. Variable interest rate -- subject to periodic change.
(d) Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CALIFORNIA INTERMEDIATE MUNICIPAL BOND FUND

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	February 18, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	February 18, 2005

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

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